Emerging Markets Local Income Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 60.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$771,115

Total Albania			$771,115

Argentina — 0.1%
Republic of Argentina, 3.75% to 3/31/29, 12/31/38(2)(3)	USD	901	$379,455
Republic of Argentina, 6.625%, 7/6/28(3)	USD	523	221,260
Republic of Argentina, 6.875%, 1/11/48(3)	USD	376	157,450

Total Argentina			$758,165

Belarus — 0.0%(4)
Republic of Belarus, 6.875%, 2/28/23(1)	USD	564	$572,093

Total Belarus			$572,093

Bosnia and Herzegovina — 0.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	97	$58,416
Republic of Srpska, 1.50%, 10/30/23	BAM	354	213,308
Republic of Srpska, 1.50%, 12/15/23	BAM	19	11,560
Republic of Srpska, 1.50%, 5/31/25	BAM	2,781	1,659,989
Republic of Srpska, 1.50%, 6/9/25	BAM	267	157,882
Republic of Srpska, 1.50%, 12/24/25	BAM	349	207,618
Republic of Srpska, 1.50%, 9/25/26	BAM	253	151,592
Republic of Srpska, 1.50%, 9/26/27	BAM	88	51,498

Total Bosnia and Herzegovina			$2,511,863

Brazil — 0.5%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,014,805
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	5,201,253

Total Brazil			$6,216,058

Colombia — 0.2%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,733,221
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,174,792

Total Colombia			$2,908,013

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	65,939	$103,409

Total Costa Rica			$103,409

Dominican Republic — 2.2%
Dominican Republic, 7.50%, 5/6/21(1)	USD	283	$293,887
Dominican Republic, 9.75%, 6/5/26(1)	DOP	1,433,750	24,048,816
Dominican Republic, 9.75%, 6/5/26(6)	DOP	203,450	3,412,542

Total Dominican Republic			$27,755,245

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,771,274

Total Fiji			$7,771,274

Georgia — 1.5%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$9,448,162
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,512,877
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	1,951,308
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	1,014,026
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	13,205	4,393,184
Republic of Georgia, 6.875%, 4/12/21(1)	USD	570	584,899

Total Georgia			$18,904,456

Indonesia — 6.9%
Indonesia Government Bond, 7.375%, 5/15/48	IDR	72,833,000	$4,937,179
Indonesia Government Bond, 7.50%, 8/15/32	IDR	40,753,000	2,842,103
Indonesia Government Bond, 7.50%, 5/15/38	IDR	667,200,000	46,187,606
Indonesia Government Bond, 7.50%, 4/15/40	IDR	17,018,400	11,807,972
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	853,381
Indonesia Government Bond, 8.25%, 5/15/36	IDR	242,576,000	17,900,780
Indonesia Government Bond, 8.375%, 4/15/39	IDR	43,001,000	3,223,308
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	460,651

Total Indonesia			$88,212,980

Macedonia — 0.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,773,509
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,175,998

Total Macedonia			$5,949,507

Malaysia — 2.6%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$21,061,287
Malaysia Government Bond, 3.828%, 7/5/34	MYR	28,100	7,271,717

Security	Principal Amount (000’s omitted)		Value
Malaysia Government Bond, 4.254%, 5/31/35	MYR	17,800	$4,749,377

Total Malaysia			$33,082,381

Mexico — 2.1%
Mexican Bonos, 7.75%, 11/13/42	MXN	230,000	$11,527,387
Mexican Bonos, 8.50%, 5/31/29	MXN	224,000	12,023,128
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,959,408
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,354,836

Total Mexico			$26,864,759

Oman — 0.0%(4)
Oman Government International Bond, 3.625%, 6/15/21(1)	USD	600	$598,470

Total Oman			$598,470

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$623,500

Total Paraguay			$623,500

Peru — 4.0%
Peru Government Bond, 5.94%, 2/12/29(1)(6)	PEN	49,454	$16,805,008
Peru Government Bond, 6.15%, 8/12/32(1)(6)	PEN	30,084	10,111,401
Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,431,800
Peru Government Bond, 6.85%, 2/12/42	PEN	19,284	6,626,576
Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	14,390,769
Peru Government Bond, 6.95%, 8/12/31	PEN	3,915	1,404,174

Total Peru			$50,769,728

Romania — 0.6%
Romanian Government International Bond, 2.75%, 2/26/26(1)	EUR	2,755	$3,448,410
Romanian Government International Bond, 3.624%, 5/26/30(1)	EUR	2,755	3,597,987

Total Romania			$7,046,397

Russia — 3.1%
Russia Government Bond, 2.50%, 2/2/28(5)	RUB	2,032,950	$27,322,532
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	12,003,097
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	479,071
Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	132,022

Total Russia			$39,936,722

Serbia — 10.2%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	5,240	$5,585,368
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	77,682,518
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	385,930	4,123,854
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,233,960	24,766,619

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	$18,150,614

Total Serbia			$130,308,973

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,081	$956,680

Total Seychelles			$956,680

South Africa — 4.2%
Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$4,875,277
Republic of South Africa, 8.50%, 1/31/37	ZAR	417,200	19,644,125
Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	18,623,457
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	10,479,883

Total South Africa			$53,622,742

Thailand — 4.5%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	910,646	$27,802,560
Thailand Government Bond, 3.30%, 6/17/38	THB	536,751	21,200,606
Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,190,512

Total Thailand			$57,193,678

Turkey — 2.7%
Republic of Turkey, 5.125%, 3/25/22	USD	540	$531,721
Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	8,966,024
Turkey Government Bond, 8.50%, 9/14/22	TRY	110,415	15,001,329
Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,319,506
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,270,473
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	5,785,334

Total Turkey			$34,874,387

Ukraine — 12.4%
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	45,679	$1,458,317
Ukraine Government International Bond, 9.84%, 2/15/23	UAH	57,091	1,996,383
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	23,261,449
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	57,092	2,042,051
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	231,604	8,532,801
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	2,008,519	81,159,381
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	213,246	8,412,084
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	820,468	30,855,811

Total Ukraine			$157,718,277

Uruguay — 1.1%
Republic of Uruguay, 3.875%, 7/2/40(5)	UYU	138,497	$3,533,581

Security	Principal Amount (000’s omitted)		Value
Republic of Uruguay, 4.375%, 12/15/28(5)	UYU	388,965	$9,946,964

Total Uruguay			$13,480,545

Total Foreign Government Bonds (identified cost $783,396,583)			$769,511,417

Foreign Corporate Bonds — 1.7%
Security	Principal Amount (000’s omitted)		Value
Colombia — 0.0%(4)
Emgesa S.A. ESP, 8.75%, 1/25/21(1)	COP	697,000	$189,981

Total Colombia			$189,981

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,438,660

Total Indonesia			$1,438,660

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(6)	MXN	10,630	$415,469
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	262,778

Total Mexico			$678,247

Peru — 1.2%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,145,544
Telefonica del Peru SAA, 7.375%, 4/10/27(6)	PEN	24,500	7,019,312

Total Peru			$15,164,856

Uzbekistan — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	48,000,000	$4,682,164

Total Uzbekistan			$4,682,164

Total Foreign Corporate Bonds (identified cost $23,322,304)			$22,153,908

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(7)(8)		$800	$796,069

Total Ethiopia			$796,069

Total Sovereign Loans (identified cost $787,958)			$796,069

Loan Participation Notes — 2.5%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(9)(10)	UZS	84,634,000	$8,544,156
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(9)(10)	UZS	236,820,000	23,785,171

Total Uzbekistan			$32,329,327

Total Loan Participation Notes (identified cost $32,272,165)			$32,329,327

Short-Term Investments — 26.8%

Foreign Government Securities — 7.0%

Security	Principal Amount (000’s omitted)		Value
Egypt — 5.0%
Egypt Treasury Bill, 0.00%, 10/13/20	EGP	56,225	$3,440,262
Egypt Treasury Bill, 0.00%, 12/8/20	EGP	436,725	26,243,472
Egypt Treasury Bill, 0.00%, 12/22/20	EGP	422,300	25,284,791
Egypt Treasury Bill, 0.00%, 1/12/21	EGP	50,575	2,995,566
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	59,725	3,445,932
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	50,575	2,830,129

Total Egypt			$64,240,152

Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 10/8/20	GEL	370	$118,580
Georgia Treasury Bill, 0.00%, 12/3/20	GEL	1,755	555,826

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	5,888	$1,845,912
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	9,360	2,919,716

Total Georgia			$5,440,034

Uruguay — 1.6%
Uruguay Monetary Regulation Bill, 0.00%, 12/18/20	UYU	337,685	$7,747,290
Uruguay Monetary Regulation Bill, 0.00%, 2/5/21	UYU	102,951	2,334,699
Uruguay Monetary Regulation Bill, 0.00%, 2/19/21	UYU	86,552	1,961,259
Uruguay Monetary Regulation Bill, 0.00%, 7/21/21	UYU	355,650	7,733,661

Total Uruguay			$19,776,909

Total Foreign Government Securities (identified cost $88,982,376)			$89,457,095

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/13/20(11)		$22,550	$22,549,546

Total U.S. Treasury Obligations (identified cost $22,549,042)			$22,549,546

Other — 18.0%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(12)		228,439,119	$228,416,275

Total Other (identified cost $228,443,325)			$228,416,275

Total Short-Term Investments (identified cost $339,974,743)			$340,422,916

Total Investments — 91.6% (identified cost $1,179,753,753)			$1,165,213,637

Other Assets, Less Liabilities — 8.4%			$106,273,943

Net Assets — 100.0%			$1,271,487,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $156,306,651 or 12.3% of the Portfolio’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(3)	Issuer is in default with respect to interest payments.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $37,763,732 or 3.0% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	174,173,818	USD	196,012,602	8/3/20	$9,155,560
EUR	40,407,543	USD	46,804,057	8/3/20	794,034
EUR	34,035,170	USD	39,422,938	8/3/20	668,813
EUR	25,774,730	USD	29,854,870	8/3/20	506,490
EUR	6,914,969	USD	8,009,609	8/3/20	135,884
EUR	2,240,396	USD	2,521,309	8/3/20	117,768
EUR	6,914,969	USD	8,155,861	8/3/20	(10,368)
EUR	25,774,730	USD	30,400,005	8/3/20	(38,646)
EUR	36,275,567	USD	42,785,217	8/3/20	(54,390)
EUR	40,407,543	USD	47,658,677	8/3/20	(60,585)
EUR	174,173,818	USD	205,429,310	8/3/20	(261,148)
USD	205,429,310	EUR	174,173,818	8/3/20	261,148
USD	47,658,677	EUR	40,407,543	8/3/20	60,585
USD	40,142,782	EUR	34,035,170	8/3/20	51,031
USD	30,400,005	EUR	25,774,730	8/3/20	38,645
USD	8,155,861	EUR	6,914,969	8/3/20	10,368
USD	2,642,436	EUR	2,240,396	8/3/20	3,359
USD	7,782,003	EUR	6,914,969	8/3/20	(363,490)
USD	29,006,495	EUR	25,774,730	8/3/20	(1,354,865)
USD	40,823,979	EUR	36,275,567	8/3/20	(1,906,849)
USD	45,474,043	EUR	40,407,543	8/3/20	(2,124,049)
USD	201,745,533	EUR	174,173,818	8/3/20	(3,422,628)
BRL	326,566,516	USD	59,474,133	8/4/20	3,127,877
BRL	135,205,565	USD	24,777,219	8/4/20	1,141,361
BRL	31,000,000	USD	5,957,758	8/4/20	(15,133)
BRL	182,153,081	USD	35,007,223	8/4/20	(88,918)
BRL	248,619,000	USD	47,781,024	8/4/20	(121,363)
USD	47,999,189	BRL	248,619,000	8/4/20	339,529
USD	35,127,390	BRL	182,153,081	8/4/20	209,086
USD	62,761,424	BRL	326,566,516	8/4/20	159,414
USD	25,984,580	BRL	135,205,565	8/4/20	66,001
USD	5,808,289	BRL	31,000,000	8/4/20	(134,336)
PEN	3,394,992	USD	993,123	8/6/20	(32,481)
PEN	12,650,000	USD	3,723,545	8/6/20	(144,119)
PEN	45,934,050	USD	13,520,752	8/6/20	(523,317)
USD	22,911,501	PEN	77,837,242	8/6/20	886,783
USD	10,199,873	PEN	35,376,218	8/6/20	189,867
USD	3,860,935	PEN	13,116,756	8/6/20	149,436
USD	3,753,661	PEN	12,752,312	8/6/20	145,284
PHP	158,172,000	USD	3,107,505	8/7/20	110,685
USD	21,182,627	EUR	19,480,696	8/7/20	(1,766,090)
USD	563,742	PHP	28,500,000	8/7/20	(16,123)
IDR	102,181,098,249	USD	7,014,079	8/18/20	(56,265)
USD	17,767,374	ZAR	300,320,140	8/19/20	227,198
USD	12,523,295	ZAR	211,680,000	8/19/20	160,140
USD	281,331	ZAR	4,769,495	8/19/20	2,769
USD	4,540,391	ZAR	79,075,000	8/19/20	(77,978)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	7,276,454	ZAR	126,725,999	8/19/20	$(124,968)
ZAR	549,489,000	USD	31,550,997	8/19/20	541,868
ZAR	53,120,000	USD	3,097,575	8/19/20	4,895
ZAR	259,000,000	USD	15,277,262	8/19/20	(150,386)
ZAR	310,482,000	USD	18,313,957	8/19/20	(180,278)
RUB	4,791,086,159	USD	65,791,380	8/31/20	(1,472,865)
USD	8,497,678	RUB	618,821,320	8/31/20	190,237
USD	7,257,424	RUB	528,503,000	8/31/20	162,471
BRL	182,153,081	USD	35,095,580	9/2/20	(221,983)
BRL	248,619,000	USD	47,955,674	9/2/20	(357,035)
KRW	7,730,780,200	USD	6,429,511	9/2/20	41,019
USD	36,895,292	EUR	31,828,209	9/2/20	(619,683)
IDR	4,790,248,093	USD	333,119	9/8/20	(9,458)
IDR	196,324,898,065	USD	13,320,096	9/8/20	(55,074)
IDR	262,726,199,735	USD	17,893,223	9/8/20	(141,685)
IDR	175,556,919,001	USD	12,188,913	9/8/20	(327,114)
USD	20,634,948	IDR	297,205,161,408	9/8/20	553,781
USD	3,398,341	IDR	48,766,191,126	9/8/20	103,371
USD	3,249,506	IDR	46,727,896,670	9/8/20	92,257
USD	1,878,741	IDR	27,650,000,000	9/8/20	10,523
USD	290,416	IDR	4,182,856,036	9/8/20	7,794
USD	2,414,176	IDR	35,640,000,000	9/8/20	6,100
CZK	1,258,637,322	USD	53,598,949	9/16/20	2,904,076
PLN	195,222,049	USD	49,520,966	9/16/20	2,618,629
PLN	174,277,255	USD	44,465,006	9/16/20	2,080,687
PLN	15,000,000	USD	3,827,092	9/16/20	179,084
USD	12,363,697	ZAR	234,773,000	9/17/20	(1,305,343)
USD	34,110,544	ZAR	647,721,712	9/17/20	(3,601,347)
ZAR	633,305,000	USD	33,351,326	9/17/20	3,521,189
MXN	2,199,913,923	USD	97,028,343	9/21/20	1,216,268
MXN	365,347,000	USD	16,014,709	9/21/20	301,099
USD	5,068,504	MXN	114,917,676	9/21/20	(63,535)
USD	9,600,191	MXN	217,664,175	9/21/20	(120,340)
USD	7,407,987	MXN	169,000,000	9/21/20	(139,281)
COP	136,415,430,719	USD	35,924,228	9/23/20	482,250
COP	4,347,660,000	USD	1,168,256	9/23/20	(7,955)
USD	7,746	PHP	388,000	9/30/20	(127)
CLP	19,913,588,480	USD	25,108,230	10/15/20	1,212,012
COP	136,435,709,538	USD	37,391,940	10/15/20	(1,035,939)
USD	5,740,256	ZAR	100,350,000	10/19/20	(83,024)
KRW	719,079,800	USD	596,781	10/20/20	5,160

					$12,363,324

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,423,271	HUF	842,363,000	Bank of America, N.A.	8/4/20	$—	$(26,720)
EUR	2,359,122	HUF	820,536,000	Bank of America, N.A.	8/4/20	—	(27,628)
EUR	12,205,453	HUF	4,351,000,000	BNP Paribas	8/4/20	—	(504,717)
EUR	3,261,717	HUF	1,152,530,000	Standard Chartered Bank	8/4/20	—	(99,966)
EUR	30,592,788	HUF	10,809,983,000	Standard Chartered Bank	8/4/20	—	(937,617)
EUR	2,810,510	USD	3,217,039	Bank of America, N.A.	8/4/20	93,603	—
EUR	1,398,648	USD	1,585,171	Bank of America, N.A.	8/4/20	62,368	—
EUR	31,828,209	USD	36,872,980	BNP Paribas	8/4/20	619,079	—
EUR	69,545,106	USD	80,489,628	Goldman Sachs International	8/4/20	1,431,075	—
EUR	49,251,606	USD	57,002,479	Goldman Sachs International	8/4/20	1,013,482	—
EUR	45,690,002	USD	52,880,374	Goldman Sachs International	8/4/20	940,193	—
EUR	4,229,000	USD	4,756,403	Goldman Sachs International	8/4/20	225,151	—
EUR	6,914,969	USD	8,003,199	Goldman Sachs International	8/4/20	142,294	—
EUR	5,503,967	USD	6,370,142	Goldman Sachs International	8/4/20	113,259	—
EUR	858,817	USD	993,972	Goldman Sachs International	8/4/20	17,672	—
EUR	703,376	USD	814,068	Goldman Sachs International	8/4/20	14,474	—
EUR	174,173,818	USD	201,749,017	State Street Bank and Trust Company	8/4/20	3,419,145	—
HUF	5,489,830,000	EUR	15,867,120	Barclays Bank PLC	8/4/20	86,702	—
HUF	6,983,052,000	EUR	19,588,903	BNP Paribas	8/4/20	810,035	—
HUF	2,927,968,000	EUR	8,277,409	BNP Paribas	8/4/20	264,427	—
HUF	2,575,562,000	EUR	7,272,928	BNP Paribas	8/4/20	242,289	—
USD	50,108,545	EUR	43,770,376	Bank of America, N.A.	8/4/20	—	(1,450,797)
USD	781,908	EUR	662,078	BNP Paribas S.A.	8/4/20	2,012	—
USD	982,569	EUR	858,817	Citibank, N.A.	8/4/20	—	(29,076)
USD	10,118,448	EUR	8,844,063	Citibank, N.A.	8/4/20	—	(299,421)
USD	50,517,096	EUR	44,154,634	Citibank, N.A.	8/4/20	—	(1,494,884)
USD	791,095	EUR	703,376	Goldman Sachs International	8/4/20	—	(37,447)
USD	3,978,738	EUR	3,537,565	Goldman Sachs International	8/4/20	—	(188,339)
USD	6,190,372	EUR	5,503,967	Goldman Sachs International	8/4/20	—	(293,029)
USD	206,478,605	EUR	178,402,818	Goldman Sachs International	8/4/20	—	(3,671,110)
USD	8,009,747	EUR	6,914,969	State Street Bank and Trust Company	8/4/20	—	(135,745)
USD	29,855,385	EUR	25,774,730	State Street Bank and Trust Company	8/4/20	—	(505,975)
USD	39,423,619	EUR	34,035,170	State Street Bank and Trust Company	8/4/20	—	(668,132)
USD	46,804,865	EUR	40,407,543	State Street Bank and Trust Company	8/4/20	—	(793,226)
EUR	1,772,400	RSD	208,451,954	JPMorgan Chase Bank, N.A.	8/6/20	34	—
USD	360,158	PHP	18,310,000	Australia and New Zealand Banking Group Limited	8/7/20	—	(12,380)
KRW	6,534,140,000	USD	5,467,149	Australia and New Zealand Banking Group Limited	8/10/20	14,067	—
THB	95,990,989	USD	3,035,288	Standard Chartered Bank	8/10/20	42,946	—
UGX	3,041,210,000	USD	762,208	Citibank, N.A.	8/10/20	61,873	—
USD	1,079,665	THB	34,144,420	Standard Chartered Bank	8/10/20	—	(15,276)
USD	784,221	UGX	3,041,210,000	Citibank, N.A.	8/10/20	—	(39,860)
USD	12,178,354	ZAR	205,765,000	Standard Chartered Bank	8/13/20	152,825	—
ZAR	18,885,700	USD	1,146,079	Standard Chartered Bank	8/13/20	—	(42,342)
ZAR	70,000,000	USD	4,143,002	Standard Chartered Bank	8/13/20	—	(51,990)
UGX	10,761,176,000	USD	2,705,853	Standard Chartered Bank	8/14/20	208,051	—
USD	2,710,602	UGX	10,761,176,000	Standard Chartered Bank	8/14/20	—	(203,302)
EUR	2,267,056	PLN	10,140,000	Citibank, N.A.	8/17/20	—	(36,401)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,126,467	ZAR	52,750,000	Barclays Bank PLC	8/17/20	$44,937	$—
THB	1,023,451,000	USD	31,868,317	Standard Chartered Bank	8/18/20	950,816	—
THB	104,330,000	USD	3,383,218	Standard Chartered Bank	8/18/20	—	(37,655)
USD	2,542,104	THB	80,000,000	Standard Chartered Bank	8/18/20	—	(23,267)
USD	12,131,786	THB	389,612,312	Standard Chartered Bank	8/18/20	—	(361,961)
USD	13,870,001	THB	445,435,098	Standard Chartered Bank	8/18/20	—	(413,822)
MYR	13,000,000	USD	3,129,740	BNP Paribas	8/19/20	—	(61,952)
USD	15,265,185	MYR	63,407,000	BNP Paribas	8/19/20	302,166	—
USD	8,391,199	UAH	235,692,000	Bank of America, N.A.	8/20/20	—	(77,153)
RON	152,780,000	EUR	31,214,948	Citibank, N.A.	8/24/20	410,978	—
RON	8,000,000	EUR	1,646,797	JPMorgan Chase Bank, N.A.	8/24/20	7,034	—
THB	74,849,000	USD	2,416,277	Standard Chartered Bank	8/24/20	—	(16,123)
HUF	10,809,983,000	EUR	30,573,424	Standard Chartered Bank	8/26/20	936,615	—
HUF	1,152,530,000	EUR	3,259,652	Standard Chartered Bank	8/26/20	99,859	—
EUR	2,691,935	USD	3,167,121	BNP Paribas	8/31/20	5,649	—
EUR	115,462	USD	134,377	BNP Paribas	8/31/20	1,708	—
EUR	662,078	USD	782,354	BNP Paribas	8/31/20	—	(2,015)
EUR	178,402,818	USD	206,597,421	Goldman Sachs International	8/31/20	3,671,817	—
USD	814,537	EUR	703,376	Goldman Sachs International	8/31/20	—	(14,477)
USD	994,544	EUR	858,817	Goldman Sachs International	8/31/20	—	(17,676)
USD	6,373,808	EUR	5,503,967	Goldman Sachs International	8/31/20	—	(113,280)
USD	8,007,804	EUR	6,914,969	Goldman Sachs International	8/31/20	—	(142,321)
USD	52,910,804	EUR	45,690,002	Goldman Sachs International	8/31/20	—	(940,374)
USD	57,035,281	EUR	49,251,606	Goldman Sachs International	8/31/20	—	(1,013,677)
USD	80,535,945	EUR	69,545,106	Goldman Sachs International	8/31/20	—	(1,431,350)
CZK	43,800,000	EUR	1,643,405	JPMorgan Chase Bank, N.A.	9/8/20	28,901	—
EUR	2,451,885	CZK	65,350,000	State Street Bank and Trust Company	9/8/20	—	(43,226)
MYR	107,790,000	USD	25,271,376	Barclays Bank PLC	9/15/20	170,150	—
MYR	12,910,000	USD	3,042,300	Credit Agricole Corporate and Investment Bank	9/15/20	4,830	—
USD	8,399,133	MYR	35,824,820	Barclays Bank PLC	9/15/20	—	(56,551)
USD	1,863,514	MYR	7,960,000	Goldman Sachs International	9/15/20	—	(15,274)
USD	2,331,546	MYR	10,000,000	Standard Chartered Bank	9/17/20	—	(28,561)
TRY	84,474,000	USD	12,153,623	JPMorgan Chase Bank, N.A.	9/21/20	—	(486,903)
USD	11,933,041	TRY	84,474,000	Bank of America, N.A.	9/21/20	266,321	—
TRY	53,000,000	USD	7,624,107	BNP Paribas	9/22/20	—	(308,036)
TRY	1,355,672	USD	191,533	JPMorgan Chase Bank, N.A.	9/22/20	—	(4,397)
USD	12,960,829	TRY	91,736,750	JPMorgan Chase Bank, N.A.	9/22/20	297,574	—
THB	1,486,555,862	USD	47,591,870	Standard Chartered Bank	9/25/20	73,987	—
THB	338,375,440	USD	10,833,041	Standard Chartered Bank	9/25/20	16,841	—
THB	173,290,965	USD	5,599,559	Standard Chartered Bank	9/25/20	—	(43,049)
THB	210,389,678	USD	6,789,665	Standard Chartered Bank	9/25/20	—	(43,599)
THB	210,389,678	USD	6,790,049	Standard Chartered Bank	9/25/20	—	(43,983)
THB	210,389,679	USD	6,792,077	Standard Chartered Bank	9/25/20	—	(46,010)
USD	15,771,430	THB	487,550,094	Standard Chartered Bank	9/25/20	138,318	—
USD	2,790,465	THB	86,263,026	Standard Chartered Bank	9/25/20	24,473	—
USD	2,010,188	THB	62,150,000	Standard Chartered Bank	9/25/20	17,372	—
CNH	185,000,000	USD	26,336,394	Citibank, N.A.	10/9/20	24,580	—
USD	1,348,616	CNH	9,565,000	Citibank, N.A.	10/9/20	—	(14,317)
USD	19,255,376	UAH	541,750,000	Bank of America, N.A.	10/15/20	8,323	—
USD	15,104,225	UAH	432,585,000	Bank of America, N.A.	10/20/20	—	(249,144)
EUR	1,663,546	RSD	195,882,558	HSBC Bank USA, N.A.	10/26/20	973	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	135,800,000	USD	18,406,571	Standard Chartered Bank	2/26/21	$—	$(1,086,487)
USD	6,757,954	TRY	47,154,000	Standard Chartered Bank	2/26/21	743,880	—
USD	5,406,411	TRY	37,632,000	Standard Chartered Bank	2/26/21	606,783	—
USD	5,406,380	TRY	37,641,000	Standard Chartered Bank	2/26/21	605,604	—
USD	3,378,968	TRY	23,631,000	Standard Chartered Bank	2/26/21	365,044	—
USD	12,908	TRY	90,000	Standard Chartered Bank	2/26/21	1,429	—
USD	151,333	TRY	1,162,290	Standard Chartered Bank	5/17/21	8,965	—
USD	281,153	TRY	2,254,000	Standard Chartered Bank	5/17/21	5,062	—
USD	84,343	TRY	666,000	Standard Chartered Bank	5/17/21	2,766	—
USD	56,210	TRY	439,000	Standard Chartered Bank	5/17/21	2,437	—
USD	56,266	TRY	440,000	Standard Chartered Bank	5/17/21	2,371	—
USD	56,214	TRY	441,000	Standard Chartered Bank	5/17/21	2,197	—
USD	56,267	TRY	446,000	Standard Chartered Bank	5/17/21	1,637	—
USD	140,611	TRY	1,136,000	Standard Chartered Bank	5/17/21	1,464	—
USD	4,644	TRY	35,919	Standard Chartered Bank	5/17/21	244	—
UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	—	(11,701)

						$19,831,161	$(18,713,721)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/22/20	COP	54,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$14,465,577	$252,063
9/22/20	COP	18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,955,800	42,367
9/22/20	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,429,145	108,460
9/22/20	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	11,518,886	140,035
9/22/20	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	19,689,258	112,918

						$655,843

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	(14)	Short	9/14/20	$(1,416,297)	$(15,094)
10-Year USD Deliverable Interest Rate Swap	(71)	Short	9/14/20	(7,250,875)	(209,672)
Euro-Bobl	(23)	Short	9/8/20	(3,664,039)	(29,531)
Euro-Bund	(15)	Short	9/8/20	(3,136,647)	(61,135)
U.S. 10-Year Treasury Note	(32)	Short	9/21/20	(4,482,500)	(45,000)

					$(360,432)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$176,628	$—	$176,628
BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	688,752	—	688,752
BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	445,031	—	445,031
BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	543,373	—	543,373
BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	454,676	—	454,676
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	1,453,021	—	1,453,021
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	1,133,871	—	1,133,871
BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	104,479	—	104,479
BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	984,805	—	984,805
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	513,807	—	513,807
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	3,432,469	—	3,432,469
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	418,444	—	418,444

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	$319,825	$—	$319,825
CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	148,152	—	148,152
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	1,036,979	—	1,036,979
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	865,518	—	865,518
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	177,480	—	177,480
CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	490,422	—	490,422
CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	398,067	—	398,067
CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	796,932	—	796,932
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	66,264	—	66,264
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	216,832	—	216,832
CNY	464,140	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(84,545)	—	(84,545)
CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	15,474	—	15,474
CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	244,661	—	244,661

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	105,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	$37,758	$—	$37,758
CNY	75,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.96% (pays quarterly)	6/1/25	(308,237)	—	(308,237)
CNY	32,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.22% (pays quarterly)	6/17/25	(77,763)	—	(77,763)
CNY	126,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	7/30/25	(199,133)	—	(199,133)
CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	665,030	—	665,030
CZK	491,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	1,077,144	—	1,077,144
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	264,240	—	264,240
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	(318,893)	—	(318,893)
CZK	107,690	Pays	6-month CZK PRIBOR (pays semi-annually)	0.60% (pays annually)	6/15/25	(12,556)	—	(12,556)
CZK	184,250	Pays	6-month CZK PRIBOR (pays semi-annually)	0.64% (pays annually)	7/27/25	(8,044)	—	(8,044)
CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	1,880,271	—	1,880,271
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(342,512)	(27,750)	(370,262)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	1,268,150	—	1,268,150
HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	638,522	—	638,522
HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	51,956	—	51,956
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	740	—	740

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	$(598,016)	$—	$(598,016)
MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	118,430	—	118,430
MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	59,037	—	59,037
MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	51,890	—	51,890
MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	169,981	—	169,981
MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	30,486	—	30,486
MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	49,089	—	49,089
MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	45,818	—	45,818
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	459,113	(11,808)	447,305
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	971,294	(3,146)	968,148
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	2,207,207	(9,365)	2,197,842
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,925,504	—	2,925,504
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	972,674	—	972,674
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,959,157)	—	(1,959,157)
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(552,069)	—	(552,069)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	$(1,724,651)	$—	$(1,724,651)
MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	876,455	(4,601)	871,854
MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	1,521,578	—	1,521,578
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	156,553	—	156,553
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	921,326	—	921,326
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	(446,323)	—	(446,323)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(721,264)	—	(721,264)
MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	198,928	—	198,928
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	368,573	—	368,573
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	1,295,880	(5,042)	1,290,838
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,653,240	(12,436)	1,640,804
MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	1,222,187	—	1,222,187
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	358,339	—	358,339
MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	1,000,083	—	1,000,083
MXN	80,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	98,747	—	98,747
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	458,758	—	458,758

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	$43,661	$—	$43,661
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	574,548	—	574,548
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	430,638	—	430,638
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	368,066	—	368,066
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	254,278	—	254,278
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	212,059	—	212,059
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	246,434	—	246,434
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	304,370	—	304,370
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	552,659	—	552,659
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	472,092	—	472,092
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	194,834	—	194,834
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	304,412	—	304,412
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	1,030,306	—	1,030,306
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(417,976)	—	(417,976)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	3,423,392	—	3,423,392
PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	(194,266)	—	(194,266)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	158,559	—	158,559

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	$395,448	$—	$395,448
THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	218,946	—	218,946
THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	(24,638)	—	(24,638)
THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(237,077)	—	(237,077)
THB	320,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	3/27/25	191,775	—	191,775
THB	388,735	Pays	6-month THB Fixing Rate (pays semi-annually)	0.99% (pays semi-annually)	3/31/25	175,865	—	175,865
THB	290,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.80% (pays semi-annually)	6/16/25	42,211	—	42,211
ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	1,168,054	—	1,168,054
ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	2,782,809	—	2,782,809
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	250,181	—	250,181
ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	1,170,765	—	1,170,765
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(1,335,879)	—	(1,335,879)
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(337,890)	—	(337,890)
ZAR	148,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/15/25	165,833	—	165,833
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	699,563	—	699,563

Total						$45,131,812	$(74,148)	$45,057,664

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate(pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,386,632
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day(pays monthly)	6.46% (pays monthly)	9/24/20	3,623
Bank of America, N.A.	MYR	51,122	Pays	3-month MYR KLIBOR(pays quarterly)	2.09% (pays quarterly)	5/15/25	110,267
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR(pays semi-annually)	4.95% (pays annually)	9/14/20	37,925
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	120,534
Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate(pays quarterly)	6.20% (pays annually)	3/4/25	844,036
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	454,902
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	260,683
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,263,828
BNP Paribas	MYR	34,540	Pays	3-month MYR KLIBOR (pays quarterly)	2.09% (pays quarterly)	5/15/25	74,501
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	623,922
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	86,263
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	625,820
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	573,369

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$528,151
Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	806,257
Citibank, N.A.	MYR	11,876	Pays	3-month MYR KLIBOR (pays quarterly)	2.14% (pays quarterly)	5/14/25	32,066
Citibank, N.A.	MYR	47,134	Pays	3-month MYR KLIBOR (pays quarterly)	2.19% (pays quarterly)	6/4/25	156,910
Citibank, N.A.	MYR	15,950	Pays	3-month MYR KLIBOR (pays quarterly)	2.25% (pays quarterly)	6/16/25	65,887
Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(1,717,861)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	495,599
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	284,334
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	456,546
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	467,139
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	159,548
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	39,814
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	419,008
Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	501,169
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	354,285
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	572,981

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	$1,140,217
Goldman Sachs International	MYR	31,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.18% (pays quarterly)	5/13/25	101,682
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	147,208
Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,927,349
Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	2,000,251
Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	851,344
Goldman Sachs International	RUB	671,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	104,244
Goldman Sachs International	RUB	603,873	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	33,794
Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	6,605
Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate(pays quarterly)	5.14% (pays annually)	7/24/25	(19,508)
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day(pays monthly)	7.28% (pays monthly)	12/23/20	23,333
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR(pays quarterly)	4.13% (pays quarterly)	10/19/20	14,097
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR(pays quarterly)	3.88% (pays quarterly)	8/1/23	177,232
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR(pays quarterly)	3.89% (pays quarterly)	8/14/23	94,110
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR(pays quarterly)	3.89% (pays quarterly)	8/14/23	94,191
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR(pays quarterly)	3.86% (pays quarterly)	9/4/23	228,972
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR(pays quarterly)	3.89% (pays quarterly)	9/5/23	185,548

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR(pays quarterly)	3.66% (pays quarterly)	2/20/24	$197,559
JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate(pays quarterly)	7.78% (pays annually)	8/6/24	1,270,266
JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate(pays quarterly)	7.20% (pays annually)	10/1/24	751,779
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day(pays monthly)	7.95% (pays monthly)	12/3/31	254,329
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate(pays upon termination)	12.90% (pays upon termination)	1/2/23	354,222
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate(pays upon termination)	12.83% (pays upon termination)	1/2/23	771,971
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR(pays quarterly)	4.19% (pays quarterly)	10/24/24	93,475
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR(pays quarterly)	3.88% (pays quarterly)	7/23/23	84,367
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR(pays quarterly)	3.88% (pays quarterly)	9/4/23	93,983
Standard Chartered Bank	MYR	54,900	Pays	3-month MYR KLIBOR(pays quarterly)	3.12% (pays quarterly)	10/4/24	679,763
Standard Chartered Bank	MYR	9,124	Pays	3-month MYR KLIBOR (pays quarterly)	2.13% (pays quarterly)	5/14/25	23,545
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	1,194,886

							$23,968,952

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	1.63%	$(10,067)	$59,538	$49,471
Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	4.49	(134,730)	208,373	73,643

Total	$6,810				$(144,797)	$267,911	$123,114

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$94	1.00% (pays quarterly)(1)	6/20/24	$2,285	$(2,139)	$146
South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(388)	(210)	(598)

Total				$1,897	$(2,349)	$(452)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	7.12%	$(169,562)	$54,210	$(115,352)

Total		$1,600				$(169,562)	$54,210	$(115,352)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(3,541,457)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(9,172,451)

				$(12,713,908)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $228,416,275, which represents 18.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$141,707,135	$877,254,026	$(790,547,130)	$44,065	$(41,821)	$228,416,275	$1,721,233	228,439,119

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$769,511,417	$—	$769,511,417
Foreign Corporate Bonds	—	22,153,908	—	22,153,908
Sovereign Loans	—	796,069	—	796,069
Loan Participation Notes	—	—	32,329,327	32,329,327
Short-Term Investments —
Foreign Government Securities	—	89,457,095	—	89,457,095
U.S. Treasury Obligations	—	22,549,546	—	22,549,546
Other	—	228,416,275	—	228,416,275
Total Investments	$—	$1,132,884,310	$32,329,327	$1,165,213,637
Forward Foreign Currency Exchange Contracts	$—	$54,785,046	$—	$54,785,046
Non-deliverable Bond Forward Contracts	—	655,843	—	655,843
Swap Contracts	—	80,741,307	—	80,741,307
Total	$—	$1,269,066,506	$32,329,327	$1,301,395,833

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(41,304,282)	$—	$(41,304,282)
Futures Contracts	(360,432)	—	—	(360,432)
Swap Contracts	—	(24,666,913)	—	(24,666,913)
Total	$(360,432)	$(65,971,195)	$—	$(66,331,627)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total
Balance as of October 31, 2019	$—	$—
Realized gains (losses)	—	—
Change in net unrealized appreciation (depreciation)	57,162	57,162
Cost of purchases	32,291,804	32,291,804
Proceeds from sales, including return of capital	—	—
Accrued discount (premium)	(19,639)	(19,639)
Transfers to Level 3	—	—
Transfers from Level 3	—	—

Balance as of July 31, 2020	$32,329,327	$32,329,327

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2020	$57,162	$57,162

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of matrix pricing.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.